SCHEDULE OF OTHER NON CURRENT ASSETS (Details) (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2025 CNY (¥)
Financing Receivable, Past Due [Line Items]
Loan receivables			¥ 40,000
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Past Due [Line Items]
Prepayment of consideration	$ 11,250	¥ 78,000